Schedule of Income (Loss) Before Income Taxes and Equity in Earnings of Affiliates and Provision for Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Domestic - Income (loss) before income taxes and equity in earnings of affiliates	$ (256,110)	¥ (21,001,000)	¥ (11,415,000)	¥ 58,710,000
Foreign - Income (loss) before income taxes and equity in earnings of affiliates	(133,366)	(10,936,000)	55,584,000	(1,628,000)
Income (loss) before income taxes and equity in earnings of affiliates	(389,476)	(31,937,000)	44,169,000	57,082,000
Current/Domestic - Provision for income taxes	162,219	13,302,000	(2,821,000)	26,897,000
Current/Foreign - Provision for income taxes	231,793	19,007,000	24,322,000	647,000
Current Income Tax Expense (Benefit), Total	394,012	32,309,000	21,501,000	27,544,000
Deferred/Domestic - Provision for income taxes	(188,329)	(15,443,000)	415,000	(3,281,000)
Deferred/Foreign - Provision for income taxes	(105,403)	(8,643,000)	494,000	3,802,000
Deferred Income Tax Expense (Benefit), Total	(293,732)	(24,086,000)	909,000	521,000
Consolidated provision for income taxes	$ 100,280	¥ 8,223,000	¥ 22,410,000	¥ 28,065,000